TAXES ON INCOME (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carry forward	$ 854,678	$ 127,196
Temporary differences	247,722	13,755
Deferred tax assets before valuation allowance	1,102,400	140,951
Valuation allowance	(1,102,400)	(140,951)
Net deferred tax asset	$ 0	$ 0